Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Pretax (Loss) Income from Continuing Operations

The following table presents domestic and foreign components of income (loss) before income taxes for the periods presented (in thousands):

	December 31,
	2017	2018
United States	$(29,114)	$(36,033)
Foreign	—	(113)

	$(29,114)	$(36,146)

Schedule of the statutory U.S. federal rate and Effective rate

A reconciliation of the statutory U.S. federal rate and effective rate is as follows:

	December 31(1)
	2017	2018
Federal tax	34.0%	21.0%
State, net of federal benefit	—	—
Stock based compensation	(1.0)	(0.6)
R&D credit	2.0	3.68
Change in valuation allowance	(8.0)	(24.13)
Other	—	0.05
Re-measurement of deferred tax assets	(27.0)	—

Income tax expense	0.0%	0.0%

Note:
(1)	For the year ended December 31, 2017, the statutory tax rate was 34%. For the year ended December 31, 2018, as a result of Tax Reform, the statutory tax rate was decreased to 21%.

Significant Components of Company's Net Deferred Tax Assets/(Liabilities)

The components of the Company’s deferred tax assets are as follows (in thousands):

	December 31
	2017	2018
Net operating loss carryforwards	$13,635	$20,810
Federal and state tax credits	2,035	3,378
Depreciation and amortization	60	105
Accrued liabilities and reserves	313	448
Stock-based compensation	25	50

Gross deferred tax assets	$16,068	$24,791
Valuation allowance	(16,068)	(24,791)

Net deferred taxes	$—	$—

Reconciliation of Unrecognized Tax Benefits Including Interest and Penalties

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2017 and 2018 resulting primarily from research and development tax credits claimed on the Company’s annual tax returns were as follows (in thousands):

	December 31
	2017	2018
Balance at beginning of year	$360	$789
Additions on tax positions related to prior years	23	19
Additions on tax positions related to current year	406	473

Balance at end of year	$789	$1,281